Sales and other operating revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of detailed information about other operating income explanatory

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2020	2019	2020	2019
By segment
Upstream	7,194	13,556	18,658	28,150
Downstream	27,241	66,396	81,205	124,812
Other businesses and corporate	450	433	903	789
	34,885	80,385	100,766	153,751

Less: sales and other operating revenues between segments
Upstream	2,613	7,481	9,520	13,805
Downstream	330	62	(452)	648
Other businesses and corporate	266	166	372	301
	3,209	7,709	9,440	14,754

Third party sales and other operating revenues
Upstream	4,581	6,075	9,138	14,345
Downstream	26,911	66,334	81,657	124,164
Other businesses and corporate	184	267	531	488
Total sales and other operating revenues	31,676	72,676	91,326	138,997

By geographical area
US	10,117	26,086	31,336	47,934
Non-US	24,776	52,933	68,731	102,551
	34,893	79,019	100,067	150,485
Less: sales and other operating revenues between areas	3,217	6,343	8,741	11,488
	31,676	72,676	91,326	138,997

Revenues from contracts with customers(a)
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	1,062	2,577	2,497	5,067
Oil products	10,452	27,211	30,706	49,915
Natural gas, LNG and NGLs	2,992	4,294	6,630	9,651
Non-oil products and other revenues from contracts with customers	2,118	3,258	4,608	6,321
Revenue from contracts with customers	16,624	37,340	44,441	70,954
Other operating revenues(b)	15,052	35,336	46,885	68,043
Total sales and other operating revenues	31,676	72,676	91,326	138,997

(a)
Amounts shown for revenue from contracts with customers and other operating revenues for second quarter and first half 2019 have been represented to align with the current period. See Note 1 for further information.

(b)	Principally relates to physically settled derivative sales contracts.